Schedule of Investments
March 31, 2026
(Unaudited)
Invesco Select Risk: Growth Investor Fund
Schedule of Investments in Affiliated Issuers–100.08%(a)
	% of Net Assets 03/31/26	Value 12/31/25	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Dividend Income	Shares 03/31/26	Value 03/31/26
Alternative Funds–0.14%
Invesco Dynamic Credit Opportunity Fund, Class R6	0.14%	$1,422,379	$36,024	$—	$(46,870)	$—	$36,035	140,731	$1,411,533
Invesco Global Real Estate Income Fund, Class R6	—	20,119,006	—	(21,858,181)	(21,580)	1,760,755	—	—	—
Total Alternative Funds		21,541,385	36,024	(21,858,181)	(68,450)	1,760,755	36,035		1,411,533
Domestic Equity Funds–42.59%
Invesco Discovery Mid Cap Growth Fund, Class R6	1.52%	66,320,279	—	(56,770,684)	(4,569,085)	10,406,236	—	431,001	15,386,746
Invesco Main Street Small Cap Fund, Class R6	3.90%	65,158,551	—	(26,938,640)	(5,937,360)	7,311,986	—	1,772,361	39,594,537
Invesco NASDAQ 100 ETF	8.86%	132,041,439	—	(35,359,094)	(15,963,234)	9,143,783	123,925	378,179	89,862,894
Invesco Russell 1000® Dynamic Multifactor ETF(b)	11.85%	146,375,968	—	(24,474,282)	(6,210,349)	4,468,102	297,785	1,998,660	120,159,439
Invesco S&P 500 Revenue ETF	14.96%	120,408,773	34,509,200	(2,331,339)	(981,530)	60,583	562,711	1,319,865	151,665,687
Invesco Value Opportunities Fund, Class R6	1.50%	55,444,535	—	(45,462,606)	(7,858,112)	13,137,098	—	600,351	15,260,915
Total Domestic Equity Funds		585,749,545	34,509,200	(191,336,645)	(41,519,670)	44,527,788	984,421		431,930,218
Fixed Income Funds–20.43%
Invesco Core Bond Fund, Class R6	5.34%	96,953,921	843,827	(43,228,161)	(1,442,983)	1,034,254	843,826	9,602,989	54,160,858
Invesco Core Plus Bond Fund, Class R6	2.90%	51,314,308	473,472	(22,175,820)	2,528,254	(2,723,054)	473,471	3,190,581	29,417,160
Invesco Emerging Markets Sovereign Debt ETF	1.00%	3,595,343	7,012,697	—	(500,925)	—	117,490	483,594	10,107,115
Invesco Equal Weight 0-30 Year Treasury ETF	4.23%	—	44,133,191	—	(1,212,266)	—	229,444	1,573,365	42,920,925
Invesco Floating Rate ESG Fund, Class R6	1.25%	9,608,803	3,310,530	—	(253,776)	—	210,742	2,010,406	12,665,557
Invesco High Yield Fund, Class R6	1.74%	14,601,290	3,443,967	—	(392,705)	—	271,933	5,058,038	17,652,552
Invesco Short Term Treasury ETF	2.47%	—	25,099,101	—	(56,941)	—	146,879	237,254	25,042,160
Invesco Variable Rate Investment Grade ETF	1.50%	15,205,505	71,432	—	(39,760)	—	176,026	608,635	15,237,177
Total Fixed Income Funds		191,279,170	84,388,217	(65,403,981)	(1,371,102)	(1,688,800)	2,469,811		207,203,504
International and Global Equity Funds–36.35%
Invesco Developing Markets Fund, Class R6	4.72%	25,336,866	27,924,731	(4,791,053)	535,953	(1,167,915)	—	1,366,036	47,838,582
Invesco Global Fund, Class R6	11.40%	84,036,075	43,233,594	(1,187,968)	(10,321,128)	(182,586)	—	1,424,427	115,577,987
Invesco International Developed Dynamic Multifactor ETF(b)	6.96%	33,500,493	40,177,717	(3,155,918)	(535,191)	564,752	643,432	2,229,831	70,551,853
Invesco International Growth Fund, Class R6	0.00%	14,620,042	—	(14,718,427)	3,705,683	(3,607,290)	—	0	8
Invesco International Small-Mid Company Fund, Class R6	6.84%	43,615,004	29,427,884	—	(3,650,841)	—	—	2,051,805	69,392,047
Invesco RAFI Developed Markets ex-U.S. ETF(b)	6.43%	38,638,778	26,587,987	(1,365,872)	908,751	462,295	456,653	933,218	65,231,939
Total International and Global Equity Funds		239,747,258	167,351,913	(25,219,238)	(9,356,773)	(3,930,744)	1,100,085		368,592,416
Money Market Funds–0.57%
Invesco Government & Agency Portfolio, Institutional Class, 3.58%(c)	0.20%	1,977,694	9,776,046	(9,741,868)	—	—	11,436	2,011,872	2,011,872
Invesco Treasury Portfolio, Institutional Class, 3.56%(c)	0.37%	3,703,922	18,155,515	(18,092,042)	—	—	21,340	3,767,395	3,767,395
Total Money Market Funds		5,681,616	27,931,561	(27,833,910)	—	—	32,776		5,779,267
TOTAL INVESTMENTS IN AFFILIATED ISSUERS (excluding investments purchased with cash collateral from securities on loan) (Cost $900,777,852)	100.08%	1,043,998,974	314,216,915	(331,651,955)	(52,315,995)	40,668,999	4,623,128		1,014,916,938

Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds–0.62%
Invesco Private Government Fund, 3.63%(c)(d)	0.17%	4,630,163	21,601,997	(24,494,241)	—	—	17,287 (e)	1,737,919	1,737,919
Invesco Private Prime Fund, 3.80%(c)(d)	0.45%	12,038,563	56,242,638	(63,762,420)	(162)	(2,038)	46,672 (e)	4,516,129	4,516,581
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $6,254,662)	0.62%	16,668,726	77,844,635	(88,256,661)	(162)	(2,038)	63,959		6,254,500
TOTAL INVESTMENTS IN AFFILIATED ISSUERS (Cost $907,032,514)	100.70%	$1,060,667,700	$392,061,550	$(419,908,616)	$(52,316,157)	$40,666,961	$4,687,087		$1,021,171,438
OTHER ASSETS LESS LIABILITIES	(0.70)%								(7,073,348)
NET ASSETS	100.00%								$1,014,098,090
Investment Abbreviations:
ETF -	Exchange-Traded Fund
See accompanying notes which are an integral part of this schedule.
Invesco Select Risk: Growth Investor Fund

Notes to Schedule of Investments:
(a)	Each underlying fund and the Fund are affiliated by either having the same investment adviser or an investment adviser under common control with the Fund’s investment adviser.
(b)	All or a portion of this security was out on loan at March 31, 2026.
(c)	The rate shown is the 7-day SEC standardized yield as of March 31, 2026.
(d)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
(e)	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.
Invesco Select Risk: Growth Investor Fund

Notes to Quarterly Schedule of Portfolio Holdings
March 31, 2026
(Unaudited)
NOTE 1—Additional Valuation Information
Generally Accepted Accounting Principles ("GAAP") defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 – Prices are determined using quoted prices in an active market for identical assets.
Level 2 – Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others. When market movements occur after the close of the relevant foreign securities markets, foreign securities may be fair valued utilizing an independent pricing service.
Level 3 – Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect Invesco Advisers, Inc.’s assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
The following is a summary of the tiered valuation input levels, as of March 31, 2026. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
	Level 1	Level 2	Level 3	Total
Investments in Securities
Affiliated Issuers	$1,009,137,671	$—	$—	$1,009,137,671
Money Market Funds	5,779,267	6,254,500	—	12,033,767
Total Investments	$1,014,916,938	$6,254,500	$—	$1,021,171,438
Invesco Select Risk: Growth Investor Fund